Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation [Line Items]
Shares reserved for share-based awards	49,567,006
Granted	3,549,705	3,301,855	4,469,078
Cash proceeds	$ 48,991
Total fair value of vested	20,258,735
Compensation expense	$ 32,587,611	$ 29,411,885	$ 30,022,321
Share Option [Member]
Share-Based Compensation [Line Items]
Granted	3,549,705
Weighted average grant-date fair value	$ 6.56	$ 4.14	$ 6.08
Options exercised	438,173
Aggregate intrinsic value	$ 4,099,990
Cash proceeds	48,991
Unrecognized compensation expense related to share options	$ 15,649,655
Weighted-average period	1 year 3 months
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Granted	2,862,298	1,685,864	2,195,040
Weighted average grant-date fair value	$ 6.75
Total fair value of vested	$ 10,849,348
Fair value used for RSUs granted	$ 6.75	$ 4.32	$ 6.3
Unrecognized compensation expense	$ 12,506,740
Weighted average period of unrecognized compensation expense to be recognized	1 year 3 months 21 days
Restricted Share Award (“RSAs”) [Member]
Share-Based Compensation [Line Items]
Granted	496,219
Weighted average grant-date fair value	$ 6.66
Total fair value of vested	$ 7,000,507
Unrecognized compensation expense	$ 310,237
Weighted average period of unrecognized compensation expense to be recognized	5 months 1 day
Shares granted	496,218
Second Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards	50.00%
Third Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards	25.00%
Fourth Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards	25.00%